Incentive Equity Awards Issued and Related Weighted-Average Grant-Date Fair Values (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards issued, options	900,000	7,837,941
Weighted Average Grant Date Fair Value, options	$ 13.29	$ 7.78
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards issued, other than options	300,000	3,169,241
Weighted Average Grant Date Fair Value, other than options	$ 45.90	$ 20.86